SCHEDULE OF FOREIGN EXCHANGE RATES (Details)	Sep. 30, 2024	Dec. 31, 2023
Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
USD AUD	1.4454	1.4680
Average Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
USD AUD	1.5091	1.5601